Annual Total Returns - FidelitySAIMunicipalMoneyMarketFund-PRO - FidelitySAIMunicipalMoneyMarketFund-PRO - Fidelity SAI Municipal Money Market Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jan. 11, 2018
Fidelity SAI Municipal Money Market Fund
Bar Chart Table:
Annual Return 2019	1.44%
Annual Return 2020	0.53%
Annual Return 2021	0.02%
Annual Return 2022	1.10%